Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 9,121,016	$ 28,154,803
Cost of revenues	(7,984,341)	(25,579,175)
Gross profit	1,136,675	2,575,628
Operating expenses
Selling and distribution expenses	(890,599)	(1,628,765)
General administrative expenses	(7,864,833)	(3,964,173)
Total operating expenses	(8,755,432)	(5,592,938)
Loss from operations	(7,618,757)	(3,017,310)
Other (expense) income
Other income	582,021	156,325
Finance costs	(650,164)	(79,543)
Total other (expense) income, net	(68,143)	76,782
Loss before income taxes	(7,686,900)	(2,940,528)
Income taxes
Net loss	(7,686,900)	(2,940,528)
Less: Net loss attributable to non-controlling interests	(16,375)	(26,235)
Net loss attributable to shareholders of Webuy Global Ltd	(7,670,525)	(2,914,293)
Net loss	(7,686,900)	(2,940,528)
Foreign currency translation	(668,618)	147,678
Comprehensive loss	(8,355,518)	(2,792,850)
Less: Comprehensive (loss) income attributable to non-controlling interests	(142,374)	18,179
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (8,497,892)	$ (2,774,671)
Basic loss per ordinary share (in Dollars per share)	$ (8.02)	$ (0.05)
Diluted loss per ordinary share (in Dollars per share)	$ (8.02)	$ (0.05)
Basic weighted average number of ordinary shares outstanding (in Shares)	1,059,497	58,705,435
Diluted weighted average number of ordinary shares outstanding (in Shares)	1,059,497	58,705,435